INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INCOME TAX EXPENSES
21	INCOME TAX EXPENSES

	2025	2024	2023
	USD	USD	USD
Current tax expense
Current year	221,627	268,715	115,833
Changes in estimates related to prior years	(76,060)	3,613	30,607
Deferred tax (credit)/expense
Origination and reversal of temporary difference	(184,331)	(8,089)	77,862
Changes in estimates related to prior years	-	11,675	-
Income tax expenses	(38,764)	275,914	224,302

The tax on the Group’s (loss)/profit before income tax differs from the theoretical amount that would arise using the Singapore’s standard rate of income tax as follows:

	2025	2024	2023
	USD	USD	USD
Reconciliation between tax expenses and accounting profit at applicable tax rate
(Loss)/Profit before tax	(21,622,562)	(4,568,584)	1,088,339
Tax at the Singapore statutory rate	(3,675,836)	(776,659)	185,018
Share-based compensation	1,130,530	877,029	-
Difference from the effect of tax rates in a foreign jurisdiction	1,075,835	128,371	10,583
Impairment loss on goodwill	943,743	-	-
Tax losses-unrecognized deferred tax assets	598,983	48,008	-
Non-deductible expenses	58,034	9,925	11,084
Other non-taxable Income	(93,993)	(26,048)	(12,990)
Changes in estimates related to prior years	(76,060)	15,288	30,607
Income tax expenses	(38,764)	275,914	224,302

	2025	2024
	USD	USD
Deferred tax assets
Lease liability	191,186	206,140
Allowance for credit losses	154,391	14,329
Deferred tax liabilities
Right-of-use assets	171,671	207,311
Depreciation	36,876	15,860
Asset appreciation during acquisition	656,927	-

Net deferred tax liabilities	(519,897)	(2,702)

Movement in deferred tax liabilities:

	Accelerated tax depreciation	Right-of-use assets	Asset appreciation from business combinations	Total
	USD	USD	USD	USD
Balance at January 1, 2024	(11,997)	(13,334)	-	(25,331)
Recognized in profit or loss	(4,301)	(197,631)	-	(201,932)
Effect of movement in exchange rates	438	3,654	-	4,092
Balance at December 31, 2024 and January 1, 2025	(15,860)	(207,311)	-	(223,171)
Addition from business combinations	-	-	(702,954)	(702,954)
Recognized in profit or loss	(19,748)	47,152	47,091	74,495
Effect of movement in exchange rates	(1,268)	(11,512)	(1,064)	(13,844)
Balance at December 31, 2025	(36,876)	(171,671)	(656,927)	(865,474)

Movement in deferred tax assets:

	Tax losses carried forward	Lease liability	Allowance for credit losses	Total
	USD	USD	USD	USD
Balance at January 1, 2024	11,734	14,335	-	26,069
Recognized in profit or loss	(11,675)	195,453	14,568	198,346
Effect of movement in exchange rates	(59)	(3,648)	(239)	(3,946)
Balance at December 31, 2024 and January 1, 2025	-	206,140	14,329	220,469
Recognized in profit or loss	-	(26,738)	136,574	109,836
Effect of movement in exchange rates	-	11,784	3,488	15,272
Balance at December 31, 2025	-	191,186	154,391	345,577

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Thus, deferred tax assets are recognized at the amount that is probable to be realized on a net basis. The Group has not recognized deferred tax assets in respect of certain unused tax losses because it is not probable that future taxable profit will be available against which the Group can utilize the benefits therefrom. As of December 31, 2025, net operating losses of $5,505,202 from the Singapore, Australia, UK, Netherlands, UAE, Hong Kong and Germany subsidiaries can be carried forward indefinitely. Net operating loss carryforwards from other jurisdictions of $171,497 will expire in calendar years 2030, 2032 and 2040, if not utilized.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Group did not have any significant unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2025 and 2024, the Group did not incur any interest and penalties related to potential underpaid income tax expenses.